RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTIES

22. RELATED PARTIES

The principal related parties with which the Company as of December 31, 2023 presented are as follows:

(a)	Relationship:

Name of Entity or Individual	Relationship with the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	Significantly influenced by the Company
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	Significantly influenced by the Company
Zhang Jiannong	Shareholder
Wang Qingjun	Shareholder
Euroamer Kaiwan Technology Company Limited	Shareholder
Mu Hongwei	Principal Owner/Director
John Chiang	Independent Director
Simon Pang	Independent Director
Wen Li	Independent Director
Ying Liu	Independent Director
China FAW Co., Ltd.	Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	Non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	Affiliate of non-controlling interest shareholder
Nanjing Shengnuo Biotechnology Industry Company Ltd	Affiliate of non-controlling interest shareholder
Qiming Information Technology Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Bestune Car Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW-Volkswagen Automobile Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Mould Manufacturing Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Logistics Co., Ltd.	Affiliate of non-controlling interest shareholder
Changchun FAW International Logistics Co., Ltd.	Affiliate of non-controlling interest shareholder
China FAW Technology Center	Affiliate of non-controlling interest shareholder
China FAW Group Co., Ltd.	Affiliate of non-controlling interest shareholder
China FAW Group Import & Export Co., Ltd.	Affiliate of non-controlling interest shareholder
FAW Finance Co., Ltd.	Affiliate of non-controlling interest shareholder
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	Affiliate of non-controlling interest shareholder
Shandong Zhanpuce Management Consulting	Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	Significantly influenced by non-controlling interest shareholder
Jinan Haiyun Investment Consulting Co., Ltd	Significantly influenced by non-controlling interest shareholder
Machinery Industry Ninth Design and Research Institute Co., Ltd.	Significantly influenced by non-controlling interest shareholder
FAW Bus (Dalian) Co., Ltd.	Significantly influenced by non-controlling interest shareholder

(b)	The following table consists of the total amount of transactions that have been entered into with related parties:

i)	Balance Sheets

	As of December 31, 2023
	US$’000
	Accounts receivable	Other current assets	Amounts due from related parties	Accounts payable	Contract liabilities	Accruals and other current liabilities to related parties	Loans attributable to related parties
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	421	-	-	-	3	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	-	1,847	-	-	-	-	-

Independent Directors
John Chiang	-	15	-	-	-	13	-
Simon Pang	-	15	-	-	-	13	-
Wen Li	-	15	-	-	-	13	-
Ying Liu	-	15	-	-	-	13	-

Non-controlling interest shareholder
China FAW Co., Ltd.	3	-	48,699	184	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	1,142	3,906

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	30,542	104,227
Nanjing Shengnuo Biotechnology Industry Company Ltd	-	-	-	-	-	69	1,127
Qiming Information Technology Co., Ltd.	-	-	-	81	-	111	-
FAW Bestune Car Co., Ltd.	164	-	-	75	-	-	-
FAW-Volkswagen Automobile Co., Ltd.	16	-	-	-	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	-	-	39,996	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,712	-	91	-
FAW Logistics Co., Ltd.	-	-	-	2,779	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	374	-	631	-
China FAW Group Co., Ltd.	-	-	-	-	-	25,204	-
China FAW Group Import & Export Co., Ltd.	25	-	-	83	119	26	-
FAW Finance Co., Ltd.	-	-	-	-	-	20,565	162,181
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	-	-	-	-	1,527	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	-	-	-	21	563
Jinan Haiyun Investment Consulting Co., Ltd	-	-	-	-	-	34	1,408
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	878	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	758	-	-

Other	-	458	49	30	79	4	-

Total	208	2,786	48,748	47,192	2,483	78,495	273,412

	As of December 31, 2022
	US$’000
	Accounts receivable	Other current assets	Amounts due from related parties	Accounts payable	Contract liabilities	Accruals and other current liabilities to related parties	Loans attributable to related parties
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	760	-	204	-	3	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	-	1,409	-	1,127	-	-	-

Shareholder
Zhang Jiannong	-	-	-	-	-	657	-

Principal Owner/Director
Mu Hongwei	-	-	-	-	-	244	-

Shareholder
Wang Qingjun	-	-	-	-	-	287	-

Non-controlling interest shareholder
China FAW Co., Ltd.	114	-	59,928	261	-	-	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	-	-	-	810	4,890

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	-	-	-	21,489	107,279
Qiming Information Technology Co., Ltd.	-	-	-	869	-	631	-
FAW Bestune Car Co., Ltd.	756	-	-	302	-	-	-
FAW Mould Manufacturing Co., Ltd.	-	10	-	41,612	-	-	-
FAW Logistics (Changchun Lushun) Storage and Transportation Co., Ltd.	-	-	-	2,791	-	94	-
FAW Logistics Co., Ltd.	-	-	-	2,861	-	-	-
Changchun FAW International Logistics Co., Ltd.	-	-	-	385	-	650	-
China FAW Group Co., Ltd.	-	-	-	-	-	25,942	-
China FAW Group Import & Export Co., Ltd.	-	-	-	86	11	27	-
FAW Finance Co., Ltd.	-	-	-	-	-	13,780	166,930
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	-	-	-	-	51	-	-

Significantly influenced by non-controlling interest shareholder
Machinery Industry Ninth Design and Research Institute Co.,Ltd.	-	-	-	1,281	-	-	-
FAW Bus (Dalian) Co., Ltd.	-	-	-	-	781	-	-

Other	-	480	91	1,110	69	909	-

Total	870	2,659	60,019	52,889	912	65,523	279,099

ii)	Operations

	For the year ended December 31,2023			For the year ended December 31,2022			For the year ended December 31,2021
	US$’000			US$’000			US$’000
	Sales of goods	Purchase of goods	Interest Expense	Sales of goods	Purchase of goods	Interest Expense	Sales of goods	Purchase of goods	Interest Expense
Significantly influenced by the Company
Jilin FAW Baosteel Auto Steel Parts Co., Ltd.	-	177	-	-	941	-	-	1,705	-
Jilin Jiqi-Longshan Automobile Chassis Co., Ltd	676	2,598	-	316	2,803	-	362	3,307	-

Shareholder
Wang Qingjun	-	-	15	-	-	-	-	-	-
Euroamer Kaiwan Technology Company Limited	-	-	22	-	-	-	-	-	-

Non-controlling interest shareholder
China FAW Co., Ltd.	518	-	-	100	108	-	-	631	-
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd.	-	-	203	-	-	245	-	-	256

Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.	-	-	6,894	-	-	7,239	-	-	8,545
Nanjing Shengnuo Biotechnology Industry Company Ltd	-	-	70	-	-	-	-	-	-
Qiming Information Technology Co., Ltd.	-	213	-	-	248	-	-	354	-
FAW Bestune Car Co., Ltd.	145	1	-	1,790	391	-	7,822	9,297	-
FAW-Volkswagen Automobile Co., Ltd.	108	-	-	224	-	-	316	-	-
Faw Logistics Co. Ltd	-	-	-	-	-	-	-	42	-
China FAW Technology Center	243	-	-	756	-	-	412	-	-
China FAW Group Co., Ltd.	-	-	-	-	429	-	-	-	-
China FAW Group Import & Export Co., Ltd.	380	-	-	1,824	157	-	6,332	187	-
FAW Finance Co., Ltd.	-	-	7,510	-	-	7,240	-	-	7,295
Changchun Wisdom Bus Branch of FAW Jiefang Automobile Co., Ltd.	333	-	-	1,898	-	-	-	-	-

Significantly influenced by non-controlling interest shareholder
Shandong Zhanpuce Management Consulting	-	-	12	-	-	-	-	-	-
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd	-	-	21	-	-	-	-	-	-
Jinan Haiyun Investment Consulting Co., Ltd	-	-	34	-	-	-	-	-	-
Machinery Industry Ninth Design and Research Institute Co., Ltd.	-	-	-	-	-	-	39	10,160	-

Other	-	19	-	-	1,052	-	-	625	-

Total	2,403	3,008	14,781	6,908	6,129	14,724	15,283	26,308	16,096

(c)	The following table consists of the financing that have been entered into with related parties:

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Affiliate of non-controlling interest shareholder
Yantai Guofeng Investment Holding Group Co., Ltd.(i)	104,227	107,279
Nanjing Shengnuo Biotechnology Industry Company Ltd. (ii)	1,127	-
FAW Finance Co., Ltd. (iii)	162,181	166,930

Non-controlling interest shareholder
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (iv)	3,906	4,890

Significantly influenced by non-controlling interest shareholder
Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd (v)	563	-
Jinan Haiyun Investment Consulting Co., Ltd (vi)	1,408	-
Total	273,412	279,099

(i)	In December 2019, Shandong Baoya entered loans with Yantai Guofeng Investment Holding Group Co., Ltd. The loans are bearing an interest rate of 6.5%. Pursuant to the loan agreements, if Shandong Baoya met certain development conditions, part of the loan could be transferred to a government subsidy, and the relevant interest will be waived. For the years ended December 31, 2023 and 2022, the principal amount converted to government subsidies were both nil.

(ii)	In May 2023, Shandong Baoya entered loans with Nanjing Shengnuo Biotechnology Industry Company Ltd. The loans are bearing an interest rate of 10%. The loans were originally mature in three months. The due dates were further extended twice in July 2023 and January 2024 for repayment and the loans will be due in July 2024 according to the latest agreement.

(iii)	During May 2020, FAW Jilin entered pledged loans with FAW Finance Co., Ltd. The loans are bearing rate of 3.915%. The loans will mature gradually from 2022 to 2025. Pursuant to the agreements, FAW Jilin will make four installment payments of US$40,545,289 (RMB287,867,500) each for the remaining principal balance. On November 1, 2022, the Company FAW Jilin defaulted on this pledged loan. As a result, pursuant to the agreement, there will be penalties for unpaid interest, and the remained unpaid principal was not due immediately, and the annual interest rate for the default principal increased to 5.0895% from 3.915%. The following table illustrates the carrying amount of the loan and the buildings, machine and equipment, and land use right, pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Collateralized by the FAW Jilin factory and land use right with the carrying value of US$64,942 thousand (RMB 461,080 thousand) and USD 71,312 thousand (RMB 491,909 thousand), as of December 31, 2023 and 2022.	49,297	50,740
It is collateralized by the machinery and equipment, mold and tooling, other logistic equipment of FAW Jilin with carrying value of USD 25,702 thousand (RMB 182,485 thousand) and USD 39,108 thousand (RMB 269,767 thousand) as of December 31, 2023 and 2022.	97,870	100,736
Credit loan, no collateralized items.	15,014	15,454
Total	162,181	166,930

Maturity date	The loans will mature gradually from 11/1/2022 to 11/1/2025.
Interest Rate and default rate	The loans bear an annual interest rate of 3.915% and the interest rate for the default principal is 5.0895%
Interest expense	The interest expenses were US$7,510 thousand (RMB 53,126 thousand), US$7,240 thousand (RMB 48,773 thousand) and US$7,295 thousand (RMB 46,365 thousand) for the years ended December 31, 2023, 2022 and 2021 respectively.

(iv) In 2016, Dezhou Yarui entered into a related party pledged loan with Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. (“Dezhou Jingtai”). The loan was originally due on October 31, 2026. While in March 2022, pursuant to the loan agreement, this related party filed in court to request the Company to repay the loan in advance. As a result, in April 2022, the Company reached a settlement agreement with this related party. Pursuant to the settlement agreement, the outstanding balance of US$4,750,771 (RMB33,730,000) will bear an annual interest rate of 4.9% and will be repaid through four installments, with each payment amount of US$1,187,693 (RMB8,432,498) on and before August 1, 2024. As of the March 24, 2023, the Company partially paid the first installment, which is due on February 1, 2023. In August 2023, Dezhou Yarui further entered a loan agreement with Dezhou Jingtai to settle remaining payment due. The following table illustrates the carrying amount of the loan and the machine and equipment pledged by the Company to secure the borrowings as of December 31, 2023 and December 31, 2022.

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Collateralized by buildings, machinery and equipment, land use right of Dezhou Yarui. The carrying amounts of machinery and equipment pledged to secure the borrowings as of December 31, 2023 and 2022 were US$586 thousand (RMB 4,159 thousand) and US$ 844 thousand (RMB 5,821 thousand) respectively. The carrying amount of buildings and land use right pledged to secure the borrowings as of December 31, 2023 and 2022 were US$1,780 (RMB 12,640) and nil respectively.	3,906	4,890

Maturity date	The outstanding balance will be repaid through 4 installments, which due date are 4 installments start from February 1, 2023 and ends on August 1, 2024.
Interest Rate	The loans bear an annual interest rate of 4.9%
Interest expense (One loan thus no weighted average rate)	The interest expenses were US$203 thousand (RMB1,437 thousand), US$245 thousand (RMB1,653 thousand) and US$256 thousand (RMB1,627 thousand) for the years ended December 31, 2023, 2022 and 2021 respectively.
Others	For the year ended December 31,2023, the Company has paid US$848 thousand (RMB6,000 thousand). The Company is currently in the process of working with this related party to extend the due date to repay the remaining balance.

(v) In August and October 2023, Shandong Baoya entered two loans with Shandong Jiankangdadi Enterprise Management Consulting Co., Ltd. The loans are bearing an interest rate of 10%. The total loans were US$563 thousand (RMB 4,000 thousand), in which the due date of US$423 thousand (RMB 3,000 thousand) was December 31, 2023. The Company has signed the agreement in January 2024 to extend the due date by six months. The due date of the remaining US$141 thousand (RMB 1,000 thousand) is extended from April 24, 2024 to October 23, 2024, and the interest rate is decreased from 10% to 8%.

(vi) In August and September 2023, Shandong Baoya entered two loans with Jinan Haiyun Investment Consulting Co., Ltd. The loans bear an interest rate of 10%. The total loans were US$1408 thousand (RMB 10,000 thousand), in which the due dates were August 22, 2024 and September 24, 2024, respectively (the interest rate is updated to 8%).

(d) Compensation to independent directors

The following table consists of the number of shares and the total amount of compensation to independent directors:

	December 31, 2023
	Issued shares	Cash
		US$’000

John Chiang	5,000	$37.5
Simon Pang	5,000	$37.5
Wen Li	5,000	$37.5
Ying Liu	5,000	$37.5
Total	20,000	$150

The Company appointed four independent directors and offered each of the director a compensation amounting to USD$100 thousand per year. USD$50 thousand of the compensation is paid in cash and USD$50 thousand is paid by the Company’s stock equivalent. On March 30, 2023, the offer letter had taken effective officially. The compensation is payable in arrears on a semi-annual basis, which each time including USD$25 thousand in cash and valued at USD$25 thousand in the Company’s stock. On June 1, 2023, the Company issued to each independent director 5,000 ordinary shares of Chijet under the award plan. With the mutual understanding between the Company and the four independent directors, the share price of the 5,000 awarded ordinary shares is USD$10 per share. As of December 31, 2023, the Company had accrued US$200 thousand compensation cost and US$60 thousand prepaid expenses.